Other Assets (Schedule Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Debt issuance costs	$ 148,315	$ 133,352
Other tangible fixed assets	2,427	2,482
Receivables from aircraft manufacturer	5,800	8,203
Prepaid expenses	6,057	4,690
Other receivables	21,423	9,124
Other assets	$ 184,022	$ 157,851